OTHER DISCLOSURES - FEE TO STATUTORY AUDITORS (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information [abstract]
Statutory audit	DKK 24	DKK 24	DKK 24
Audit-related services	4	4	4
Tax advisory services	10	9	8
Other services	5	4	7
Total fee to statutory auditors	43	41	43
Fees for other services than statutory audit	19	17	19
Other services	DKK 8	DKK 7	DKK 7